Prepayments and other receivables (Details 1) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Prepayments And Other Receivables
Carrying amount of trade receivables transferred to a bank	€ 1,326
Carrying amount of associated liabilities	€ 1,326